Risk management (Details 4) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Securities and other financial assets		$ 123,598		$ 95,484
Securities at amortized cost	[2]	86,326	[1]	69,974
Loans	[3]	5,702,258		5,448,788
Liabilities
Deposits		(2,982,976)		(2,937,105)
Borrowings and debt		(3,518,446)		(2,211,567)	$ (3,246,813)	$ (4,312,170)
1 to 5 years [member]
Assets
Securities at amortized cost		8,084		16,962
More than 5 years [member]
Assets
Securities at amortized cost		5,926		0
Interest Rate Risk [Member]
Assets
Time deposit		50,000
Securities and other financial assets		107,124		85,864
Securities at FVOCI		21,798		17,811
Securities at amortized cost		85,326		68,053
Loans		5,778,424		5,505,658
Total assets		5,935,548		5,591,522
Liabilities
Deposits		(2,759,441)		(2,846,780)
Securities sold under repurchase agreements		(39,767)
Borrowings and debt		(3,518,446)		(2,211,567)
Total liabilities		(6,317,654)		(5,058,347)
Net Effect of Derivative Financial Instruments Held for Interest Risk Management		(22,889)		(38,169)
Total interest rate sensibility		(404,995)		495,006
Interest Rate Risk [Member] | Up to 3 months [member]
Assets
Time deposit		50,000
Securities and other financial assets		12,833		706
Securities at FVOCI		0		6
Securities at amortized cost		12,833		700
Loans		4,002,558		4,067,639
Total assets		4,065,392		4,068,345
Liabilities
Deposits		(2,292,696)		(2,242,220)
Securities sold under repurchase agreements		(11,535)
Borrowings and debt		(2,827,219)		(1,585,145)
Total liabilities		(5,131,450)		(3,827,365)
Net Effect of Derivative Financial Instruments Held for Interest Risk Management		(139,362)		(114,739)
Total interest rate sensibility		(1,205,420)		126,241
Interest Rate Risk [Member] | 3 to 6 months [member]
Assets
Time deposit		0
Securities and other financial assets		3,279		281
Securities at FVOCI		0		2
Securities at amortized cost		3,279		279
Loans		1,259,088		952,542
Total assets		1,262,367		952,823
Liabilities
Deposits		(285,492)		(305,415)
Securities sold under repurchase agreements		0
Borrowings and debt		(142,799)		(2,538)
Total liabilities		(428,291)		(307,953)
Net Effect of Derivative Financial Instruments Held for Interest Risk Management		58,748		(134,540)
Total interest rate sensibility		892,824		510,330
Interest Rate Risk [Member] | 6 months to 1 year [member]
Assets
Time deposit		0
Securities and other financial assets		20,181		7,056
Securities at FVOCI		7,743		57
Securities at amortized cost		12,439		6,999
Loans		331,875		301,334
Total assets		352,056		308,390
Liabilities
Deposits		(181,253)		(197,060)
Securities sold under repurchase agreements		(28,232)
Borrowings and debt		(78,572)		(85,232)
Total liabilities		(288,057)		(282,292)
Net Effect of Derivative Financial Instruments Held for Interest Risk Management		(159,500)		(193,623)
Total interest rate sensibility		(95,500)		(167,525)
Interest Rate Risk [Member] | 1 to 5 years [member]
Assets
Time deposit		0
Securities and other financial assets		64,673		77,821
Securities at FVOCI		7,898		17,746
Securities at amortized cost		56,775		60,075
Loans		177,301		173,550
Total assets		241,974		251,371
Liabilities
Deposits		0		(102,085)
Securities sold under repurchase agreements		0
Borrowings and debt		(409,541)		(482,814)
Total liabilities		(409,541)		(584,899)
Net Effect of Derivative Financial Instruments Held for Interest Risk Management		160,037		344,683
Total interest rate sensibility		(7,530)		11,155
Interest Rate Risk [Member] | More than 5 years [member]
Assets
Time deposit		0
Securities and other financial assets		6,157		0
Securities at FVOCI		6,157		0
Securities at amortized cost		0		0
Loans		7,602		10,593
Total assets		13,759		10,593
Liabilities
Deposits		0		0
Securities sold under repurchase agreements		0
Borrowings and debt		(60,315)		(55,838)
Total liabilities		(60,315)		(55,838)
Net Effect of Derivative Financial Instruments Held for Interest Risk Management		57,188		60,050
Total interest rate sensibility		$ 10,632		$ 14,805

[1]	At December 31, 2018, investment securities at amortized cost were reclassified from level 1 to level 2 of the fair value hierarchy due to changes in market conditions causing that the quoted prices were no longer active for these financial instruments.
[2]	The carrying value of securities at amortized cost is net of the accrued interest receivable of $1.1 million and the allowance for expected credit losses of $0.1 million as of December 31, 2018, and the accrued interest receivable of $1.0 million and the allowance for expected credit losses $0.2 million as of December 31, 2017.
[3]	The carrying value of loans at amortized cost is net of the accrued interest receivable of $41.1 million, the allowance for expected credit losses of $100.8 million and unearned interest and deferred fees of $16.5 million for December 31, 2018, and the accrued interest receivable of $29.4 million, the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017.